Note 10 - Share Capital	6 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
10.	SHARE CAPITAL
Authorized Unlimited number of preference shares with no par value Unlimited number of common shares with no par value